RISKS (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Undue [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	7.10%	0.01%	0.06%
Undue [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.13%	0.09%	0.32%
Undue [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.05%	0.01%	0.00%
Undue [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.24%	0.18%
Thirty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	11.48%	0.04%	0.30%
Thirty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.30%	0.55%	1.26%
Thirty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.14%	0.11%	0.00%
Thirty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	3.37%	1.04%
Sixty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	12.95%	0.34%	2.19%
Sixty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.97%	3.70%	8.33%
Sixty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.01%	9.50%	0.00%
Sixty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	4.49%	8.44%
Ninety Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	14.83%	6.25%	3.83%
Ninety Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.79%	8.92%	16.63%
Ninety Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	3.81%	17.12%	0.00%
Ninety Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	12.45%	9.09%
One Hundred Twenty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	23.28%	19.99%	5.06%
One Hundred Twenty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	4.05%	12.26%	20.72%
One Hundred Twenty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	11.32%	24.00%	0.00%
One Hundred Twenty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	12.45%	9.09%
One Hundred Fifty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	30.22%	27.11%	10.14%
One Hundred Fifty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.95%	14.78%	23.46%
One Hundred Fifty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	13.07%	24.24%	0.00%
One Hundred Fifty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	16.67%	9.09%
One Hundred Eighty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	31.23%	28.79%	10.14%
One Hundred Eighty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	15.68%	16.40%	27.00%
One Hundred Eighty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	15.83%	24.93%	0.00%
One Hundred Eighty Days [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	16.67%	9.09%
One Hundred Eighty Days And More [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	38.07%	37.16%	10.21%
One Hundred Eighty Days And More [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	19.26%	21.41%	28.96%
One Hundred Eighty Days And More [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.59%	25.46%	28.96%
One Hundred Eighty Days And More [Member] | Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	16.67%	9.09%